Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Summary of Financial Assets and Liabilities

Financial assets and liabilities are presented as classified below:

		Consolidated
	Note	December 31, 2025	December 31, 2024
Assets
Fair value through profit or loss
Cash and cash equivalents	5.2	2,525,668	2,122,442
Marketable securities	5.3	2,992,593	3,386,301
Derivative financial instruments	5.6	2,267,108	3,799,328
Other financial assets		5,805	4,495
		7,791,174	9,312,566
Amortized cost
Cash and cash equivalents	5.2	24,718,015	14,781,100
Trade receivables	5.7	3,669,163	3,995,734
Restricted cash		228,768	174,303
Receivables from related parties	5.8	219,897	399,889
Sectorial financial assets	5.10	728,954	731,642
Judicial deposits	16	1,072,982	1,056,690
Dividends and interest on equity receivable	17	35,410	153,548
Indemnifiable financial asset(ii)		557,475	416,377
		31,230,664	21,709,283
Total		39,021,838	31,021,849
Liabilities
Amortized cost
Loans, borrowings and debentures		(32,945,289)	(38,161,392)
Trade payables	5.9	(4,097,502)	(5,187,849)
Consideration payable		(195,057)	(246,256)
Other financial liabilities (i)		(1,096,884)	(1,067,839)
Leases	5.5	(6,412,800)	(6,509,753)
Railroad concession payable	13	(3,988,245)	(3,721,190)
Related parties payables	5.8	(322,082)	(417,488)
Obligation to repurchase shares in subsidiaries	5.13	(3,844,648)	—
Liabilities arising from financing secured by shares	2.1.9	(2,804,606)	—
Dividends payable	17	(226,484)	(96,722)
Reduction of share capital payable		—	(486,285)
Sectorial financial liabilities	5.10	(2,265,261)	(2,040,239)
Installment of tax debts	14	(161,182)	(254,302)
		(58,360,040)	(58,189,315)
Fair value through profit or loss
Loans, borrowings and debentures		(31,281,841)	(28,294,034)
Derivative financial instruments	5.6	(2,680,669)	(3,470,204)
Other accounts payable		(11,854)	(12,362)
		(33,974,364)	(31,776,600)
Total		(92,334,404)	(89,965,915)

(i)

The Company's subsidiaries adopt working capital optimization strategies, including extension of payment terms with suppliers and the use of structured supply chain financing arrangements, also known as reverse factoring or buyer-led financing programs.

At Rumo, these arrangements were structured with first-tier financial institutions as direct counterparties, at an average interest rate of 14.13% p.a. (11.05% p.a. as of December 31, 2024). The average tenor of these transactions was approximately 48 days (35 days as of December 31, 2024). Liabilities to suppliers who are not part of factoring agreements have average payment terms of 45 days

In these arrangements, Rumo transfers substantially all risks and rewards associated with the trade payables to the financial institutions, resulting in derecognition of the trade payable and recognition of a financial liability at the amount of the obligation assumed vis-à-vis the bank. This accounting transfer constitutes a non-cash transaction and is therefore not presented in the Statements of Cash Flows. Settlement cash flows are classified as operating or investing activities according to the nature of the original purchase. Related financing charges are recognized within "Interest on contingencies and trade contracts" in financial income (expense), totaling R$ 45,281 for the year ended December 31, 2025 (R$ 48,275 as of December 31, 2024).

At Comgás, as of December 31, 2025, the balance of supplier receivables advanced by financial institutions was R$ 84,105 (R$ 132,999 as of December 31, 2024), with a maximum tenor of 90 days. Trade payables that are not part of supplier receivables arrangements have similar payment terms, averaging around 90 days.

In these arrangements, the decision to accelerate payment rests solely with the supplier, who negotiates directly with the financial institution. Comgás maintains the original commercial terms unchanged (payment term and amount), does not transfer credit risk to the bank, and receives no financial benefit from the institution. Accordingly, derecognition of the trade payable does not occur; the obligation remains classified as a non-financial liability until its normal maturity. Comgás exercises no influence over the supplier's decision and assumes no obligations toward the financial institution.

(ii)	The indemnifiable financial asset refers to the portion transferred from the contract asset. This portion arises from investments made in the concession infrastructure whose useful life exceeds the concession term. It represents Compass’s unconditional right, through its subsidiaries, to receive compensation from the Granting Authority at the end of the concession period. We record the balance under the line item Indemnifiable financial asset and other long-term assets. We update it monthly based on the same index applied to the tariff adjustment, as provided for in the Concession Agreement.

Schedule Of Financial Clauses

Under the terms of the main credit facilities, the Company and its subsidiaries are required to comply with the following financial covenants:

Company	Debt	Goal	Ratio
Cosan Corporate
Cosan Luxembourg S.A.	Senior Notes due 2029	Pro forma net debt (xiv)/pro forma EBITDA (iii) cannot exceed 3.5x	3.03
	Senior Notes due 2030	Pro forma net debt (iii)/pro forma EBITDA (iii) cannot exceed 3.5x	2.85
	Senior Notes due 2031
Compass
Comgás	* Debenture 14th issue	Net debt (ix) (excluding leases) / EBITDA (ii) cannot exceed 4.00	1.88
Comgás	Debenture 7th to 13th	Net debt (viii) / EBITDA (ii) cannot exceed 4.0x	1.89
	BNDES
	Loan 4131
Compagas	* Debenture 5th issue	Net Debt (viii) / EBITDA (ii) cannot exceed 4.0x	2.26
Sulgás	BNDES	Net Debt (ix) / EBITDA (ii) cannot exceed 3.5x	0.42
		The overall debt ratio (Total liabilities (x) / Total liabilities (xi) annually) cannot exceed 0.8.	0.73
	* Debenture 1st issue	Net debt (ix) / EBITDA (ii) cannot exceed 4.0x	0.42
Necta	* Debenture 1st issue	Net debt (ix) / EBITDA (ii) cannot exceed 4.0x	n/m (xii)
Moove
MLH	Syndicated Loan	Net debt (i)/ EBITDA (ii) cannot exceed 3.5x at the end of each quarter.	1.63
		DSCR (vii) must not be less than 2.5x at the end of each quarter.	4.19
Rumo
Rumo SA	* Debenture (11th, 12th, 13th and 14th) (v)	ICJ (vi) = EBITDA (ii)/ Financial results (iv) cannot be less than 2.0x	3.52
	* ECA
Rumo SA	* ECA	Net debt (xiii)/ EBITDA (ii) cannot exceed 3.5x	1.94
	Senior Notes due 2028
	Senior Notes due 2032
	* Debentures (v)

(i)	Net debt consists of the balance of loans, financing arrangements, and debentures ("Gross Debt"), net of cash and cash equivalents, marketable securities, and debt-related derivative financial instruments.
(ii)	Corresponds to trailing twelve-month EBITDA.
(iii)	Net debt and EBITDA on a pro forma basis, including 50% of joint venture financial information as stipulated in the agreements. Pro forma EBITDA corresponds to the trailing twelve-month period. For Senior Notes covenants, unrestricted subsidiaries are excluded.
(iv)	Net debt financial result is represented by the cost of net debt.
(v)	The 11th, 12th, 13th, and 14th debenture issuances contain a contractual leverage covenant limited to 3.0x. However, these issuances benefit from a pre-approved waiver permitting the issuer to exceed this ratio up to 3.5x through December 31, 2027.
(vi)	Interest Coverage Ratio (“ICR”).
(vii)	Debt Service Coverage Ratio (“DSCR”).
(viii)	Net debt consists of current and non-current borrowings, net of cash and cash equivalents and marketable securities.
(ix)	Net debt consists of current and non-current borrowings, including the net balance of derivative transactions, net of cash and cash equivalents and marketable securities.
(x)	Total liabilities correspond to the sum of current and non-current liabilities.
(xi)	Total liabilities correspond to the sum of current liabilities, non-current liabilities, and shareholders' equity.
(xii)	Not measurable due to short-term liquidity exceeding total debt.
(xiii)	Net financial debt comprises bank borrowings, debentures, finance leases classified as financial leases, net of cash and cash equivalents, marketable securities, restricted cash from financial investments linked to loans, and derivative instruments.
(xiv)	For gross debt related to the Senior Notes due 2029, as described in item (i), includes the balance of the obligation to repurchase equity interest in a subsidiary.

Summary of Cash and Cash Equivalents
	Consolidated
	December 31, 2025	December 31, 2024
Cash and bank accounts	412,340	958,738
Savings account	986,011	485,393
Financial investments	25,845,332	15,459,411
Total	27,243,683	16,903,542

Summary of Financial Investments

Financial investments are structured as follows:

	Consolidated
	December 31, 2025	December 31, 2024
Applications in investment funds
Repurchase agreements (i)	410,172	1,493,278
Certificate of bank deposits – CDB	964,949	604,398
Other investments	1,150,547	24,766
	2,525,668	2,122,442
Applications in banks
Repurchase agreements	127,577	236,101
Certificate of bank deposits – CDB	23,192,087	12,102,078
Other investments	—	998,790
	23,319,664	13,336,969
Total	25,845,332	15,459,411

Summary of marketable securities and restricted cash
	Consolidated
	December 31, 2025	December 31, 2024
Marketable securities
Financial investments in listed entities	307,177	—
Equity financial assets (i)	2,580,460	3,114,578
Certificate of bank deposits – CDB	7,951	158,363
ESG funds	97,005	113,360
	2,992,593	3,386,301
Current	2,588,411	3,272,941
Non-current	404,182	113,360
Total	2,992,593	3,386,301

(i)	The sovereign debt securities accrue interest linked to the Special Settlement and Custody System (Sistema Especial de Liquidação e Custódia, or "SELIC"), yielding approximately 100% of the CDI rate.

Summary of Carrying Amounts of Loans, Borrowings and Debentures
	Interest		Consolidated
Description	Average debt Index	Average annual interest rate	December 31, 2025	December 31, 2024
Cosan Corporate
Debentures	CDI + 1.28%	16.37%	11,548,920	10,554,301
Debentures	IPCA + 5.75%	10.27%	452,845	433,499
Commercial bank notes	CDI + 1.77%	16.94%	1,028,621	1,020,037
Perpetual Notes	Fixed rate	8.25%	2,785,877	3,135,174
Senior Notes	Fixed rate	6.48%	5,924,649	14,181,589
			21,740,912	29,324,600
Compass
BNDES	IPCA + 4.69%	9.16%	2,794,449	3,034,743
BNDES	Fixed rate	7.89%	216,351	—
Debentures	CDI + 0.74%	15.54%	5,551,081	5,378,989
Loan 4.131	VC + 4.04%	4.04%	828,619	2,695,565
Loan 4.131	CDI + 0.78%	15.80%	392,139	—
Private business Note	CDI + 1.20%	16.28%	54,680	—
Debentures (Law 12.431)	IPCA + 6.42%	10.96%	5,102,678	2,956,899
Debentures	IGPM + 6.10%	6.10%	380,797	382,837
			15,320,794	14,449,033
Moove
Offshore loan 4.131	Fixed rate	5.50%	—	15,729
Loan 4.131	CDI + 0.50%	14.89%	571,160	—
Acquisition Finance	SOFR + 1.50%	5.74%	2,104,141	2,346,950
Working capital	SONIA + 1.30%	5.52%	259,908	272,318
Export Credit Note	SOFR + 1.30%	5.54%	282,516	316,442
Export Credit Note	Fixed rate	4.52%	274,252	—
Export Prepayment	SOFR + 1.40%	5.64%	549,611	607,136
			4,041,588	3,558,575
Rumo
ACF	IPCA + 6.48%	11.03%	494,225	299,706
BNDES (Finem)	URTJLP + 2.06%	11.21%	1,428,087	1,861,658
BNDES (Finem)	IPCA	4.12%	27,050	—
BNDES (Finem)	TR	1.21%	27,005	—
CCB (Bank Credit Certificate)	IPCA + 0.94%	5.25%	814,423	874,513
Debentures	CDI + 0.70%	15.70%	261,172	—
Debentures (Law 12.431)	IPCA + 5.71%	10.23%	14,906,454	10,722,182
Export Credit Agency ("ECA")	Euribor + 0.58%	2.69%	19,543	38,525
NCE			—	276,661
Senior Notes	Fixed rate	4.73%	5,145,878	5,049,973
			23,123,837	19,123,218

Total			64,227,131	66,455,426

Current			3,918,720	4,403,148
Non-current			60,308,411	62,052,278

Summary of Loans, borrowings and debentures

Non-current loans, borrowings and debentures exhibit the following maturity profile:

	Consolidated
	December 31, 2025	December 31, 2024
1 to 2 years	5,447,990	2,552,535
2 to 3 years	10,633,687	7,551,156
3 to 4 years	9,318,837	10,000,615
4 to 5 years	8,465,402	12,429,311
5 to 6 years	4,706,090	7,948,395
6 to 7 years	4,533,240	6,100,666
7 to 8 years	2,469,320	6,421,275
Above 8 years	14,733,845	9,048,325
Total	60,308,411	62,052,278

Schedule of movements in loans, borrowings and debentures
Consolidated
Balance as of January 1, 2024	56,904,654
Proceeds	16,983,225
Repayment of principal	(12,187,560)
Payment of interest	(4,759,976)
Interest on work in progress	(128,520)
Acquisition of subsidiaries	285,033
Interest, exchange rate and fair value	9,358,570
Balance as of December 31, 2024	66,455,426
Proceeds	11,546,508
Repayment of principal	(14,293,953)
Payment of interest	(4,732,362)
Interest on work in progress	(120,575)
Acquisition of subsidiaries (Note 6.3)	(77,002)
Interest, exchange rate and fair value	5,449,089
Balance as of December 31, 2025	64,227,131

Schedule of offsetting of financial assets and financial liabilities
	Segment	December 31, 2025	December 31, 2024
Assets
Credit Linked Notes	Rumo	5,627,660	6,334,168
Time deposit	Cosan Corporate	—	3,718,105
TRS	Cosan Corporate	3,359,856	5,640,466
Total		8,987,516	15,692,739

Liabilities
NCEs	Rumo	(5,627,660)	(6,334,168)
Loan 4.131(i)	Cosan Corporate	—	(3,718,105)
Debentures(ii)	Cosan Corporate	(3,359,856)	(5,640,466)
Total		(8,987,516)	(15,692,739)

Net Balance		—	—

(i)	The balance of Loan 4.131 was settled as mentioned in Note 2.2.
(ii)	The balance of debentures was settled in January 2026.

Summary of lease liabilities
Consolidated
Balance as of January 1, 2024	5,275,794
Additions	999,553
Write-offs	(9,933)
Accrual of interest and foreign exchange variation	1,120,882
Principal amortization	(694,340)
Interest payment	(377,269)
Contractual readjustment	174,662
Business combination	20,404
Balance as of December 31, 2024	6,509,753
Additions	479,435
Write-offs	(56,981)
Accrual of interest and foreign exchange variation	398,716
Principal amortization	(744,582)
Interest payment	(427,965)
Contractual readjustment	254,424
Balance as of December 31, 2025	6,412,800

Current	982,991
Non-current	5,429,809
6,412,800

Summary of impacts on income during the year that were recorded for other lease agreements that were not included in the measurement of lease liabilities
	December 31, 2025	December 31, 2024	December 31, 2023
Variable lease payments not included in the recognition of lease obligations	245,659	71,932	43,115
Expenses related to short-term leases	36,345	27,664	37,739
Low asset leasing costs, excluding short-term leases	10,169	10,005	5,376
Total	292,173	109,601	86,230

Summary of Derivative Financial Instruments
	Consolidated
	Notional		Fair value
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Exchange rate derivatives
Forward agreements (i)	(3,082)	1,042,896	(3,498)	28,392
FX option agreements	328,500	411,000	4,739	3,096
	325,418	1,453,896	1,241	31,488
Commodity derivatives
Forward contract - NDF	8,610	21,174	(5,808)	(7,158)
	8,610	21,174	(5,808)	(7,158)
Foreing exchange and interest rate risk
Swap agreements (interest rate) (ii)	350,000	6,453,930	14,965	(364,783)
Swap agreements (interest and FX) (iii)	18,507,533	20,195,459	(560,354)	1,912,553
Swap agreements (interest and inflation) (ii)	23,329,194	12,247,351	377,611	(246,660)
	42,186,727	38,896,740	(167,778)	1,301,110
Share price risk
Swap agreements (TRS) (v)	709,561	1,817,821	(360,530)	(1,073,657)
Call Spread (iv)	5,594,212	4,667,709	119,314	77,341
	6,303,773	6,485,530	(241,216)	(996,316)

Total of financial instruments			(413,561)	329,124

Current assets			310,981	905,341
Non-current assets			1,956,127	2,893,987
Current liabilities			(1,909,404)	(2,504,117)
Non-current liabilities			(771,265)	(966,087)
Total			(413,561)	329,124

(i)

The Company and its subsidiaries maintain forward foreign exchange contracts and/or currency options to hedge revenues, expenses, and future commitments denominated in foreign currency.

To manage interest rate risk, the Company entered into derivatives aimed at converting a portion of its fixed-rate debt denominated in reais to floating-rate indexation.

(ii)	In interest and inflation swap transactions, the Company assumes a long position (asset) in IPCA plus a fixed interest rate, and a short position (liability) in a percentage of CDI.
(iii)	The Company and subsidiary Rumo execute structured interest and currency swap transactions in which they assume a long position in U.S. dollars plus a fixed interest rate, and a short position in a percentage of CDI.
(iv)	To mitigate exposure to price fluctuations of Vale S.A. ("Vale") shares, the Company contracted option derivatives.
(v)	The Company maintains exposure to risks arising from variations in the share price of Cosan (ticker CSAN3). To mitigate these exposures, the Company has entered into TRS (Transfer of Share Price) transactions relating to 80,085,312 CSAN3 shares. On the active side, the Company receives the variation in the share price and the distributed dividends, and on the passive side, it pays CDI (Interbank Deposit Certificate) plus spread.

Schedule of derivative debt and non-debt derivative financial instruments

The breakout for debt-related and non-debt derivative financial instruments is presented below:

	Consolidated
	December 31, 2025	December 31, 2024
Debt Financial instruments	(135,554)	1,319,512
Non-debt financial instruments	(278,007)	(990,388)
	(413,561)	329,124

Summary of designated as hedging instruments
					Book value		Accumulated fair value from hedge adjustments
	Subsidiary	Index	Unit	Notional	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
FX rate risk hedge
Loans, borrowings and debentures
Designated items
Senior Notes 2028	Rumo	US$ + 5.30%	BRL	(2,791,600)	(2,575,368)	(2,631,834)	(230,520)	(519,686)
Senior Notes 2032	Rumo	US$ + 4.20%	BRL	(2,824,075)	(2,570,510)	(2,418,140)	(193,000)	(687,411)
NCE U.S.$	Rumo	SOFR + 1.30%	BRL	—	—	(25,341)	—	(131,663)
Total					(5,145,878)	(5,075,315)	(423,520)	(1,338,760)

Interest rate risk hedge
Loans, borrowings and debentures
Designated items
BNDES Project VIII	Comgás	IPCA + 3.25%	BRL	(708,331)	(600,312)	(678,785)	89,242	100,511
BNDES Project VIII	Comgás	IPCA + 6.80%	BRL	(300,000)	(280,866)	—	6,401	—
BNDES Project VIII	Comgás	IPCA + 6.80%	BRL	(700,000)	(717,294)	—	15,042	—
Debentures	Rumo	IPCA + 5.62%	BRL	(13,657,901)	(14,220,199)	(9,719,039)	(1,544,982)	(1,851,762)
ACF	Rumo	IPCA + 6.48%	BRL	(467,321)	(494,225)	(299,706)	(11,288)	(13,635)
Finem	Rumo	TLP + 2.06%	BRL	(19,096)	(21,469)	(25,764)	(1,810)	(2,212)
CCB	Rumo	IPCA + 0.94%	BRL	(898,651)	(814,423)	(874,513)	(78,121)	(63,520)
Total					(17,148,788)	(11,597,807)	(1,525,516)	(1,830,618)

					December 31, 2025		December 31, 2024
	Subsidiary	Index	Unit	Notional	Assets	Liabilities	Assets	Liabilities
FX rate risk hedge
Derivative financial instruments
Currency and interest rate swap
Swap Senior Notes 2028	Rumo	115% CDI	BRL	2,791,600	2,591,695	2,852,107	2,657,287	2,707,334
Swap Senior Notes 2032	Rumo	106% CDI	BRL	2,824,075	2,612,445	2,801,555	4,039,312	3,926,328
NCE U.S.$	Rumo	SOFR + 1.30%	BRL	—	—	—	25,341	124,097
Total					5,204,140	5,653,662	6,721,940	6,757,759

Interest rate risk hedge
Derivative financial instruments
BNDES Project VIII	Comgás	99.80% CDI	BRL	708,331	621,400	712,630	693,704	795,268
Debenture 14th issue - 1st Series	Comgás	90.30% CDI	BRL	300,000	312,530	308,633	—	—
Debenture 14th issue - 2nd Series	Comgás	88.27% CDI	BRL	700,000	729,019	719,685	—	—
Swap Debenture	Rumo	104% CDI	BRL	13,657,901	14,412,764	14,027,253	10,016,793	10,377,790
ACF	Rumo	96% CDI	BRL	467,321	499,641	519,387	304,962	318,827
Finem	Rumo	96% CDI	BRL	19,096	21,044	19,207	23,552	22,614
CCB	Rumo	64% CDI	BRL	898,651	822,384	903,152	882,930	946,589
Total					17,418,782	17,209,947	11,921,941	12,461,088

Schedule of fair value option of financial instruments
			Carrying amount		Accumulated fair value
	Index	Notional	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
FX rate risk
Items
PPE (Moove)	SOFR + 1.40%	(100,000)	(549,611)	(620,690)	1,862	(13,554)
NCE (Moove)	SOFR + 1.30%	(50,000)	(282,516)	(320,606)	976	(4,164)
NCE (Moove)	4.52%	(50,000)	(274,252)	—	1,283	—
Senior Notes 2027 (Cosan Luxembourg)	USD + 7.00%	—	—	(2,475,674)	—	(1,540,318)
Export Credit Agreement (Rumo)	EUR + 0.58%	(12,685)	(4,526)	(38,525)	(8)	(713)
Scotiabank 2022 (Compass)	USD + 2.51%	—	—	(1,245,669)	—	3,580
Scotiabank 2023 (Compass)	USD + 4.76%	(749,310)	(828,619)	(926,262)	(625)	5,920
BNP Paribas 2024 (Compass)	EUR + 5.74%	—	—	(523,634)	—	(19,408)
Total			(1,939,524)	(6,151,060)	3,488	(1,568,657)

Interest rate risk and inflation
Items
BNDES Projects VI e VII (Compass)	IPCA + 4.10%	(78,110)	(67,724)	(88,477)	2,844	3,288
BNDES Project VIII (Compass)	IPCA + 3.25%	(616,366)	(575,321)	(639,325)	41,068	39,439
BNDES Project IX (Compass)	IPCA + 5.74%	(540,992)	(564,266)	(554,820)	46,209	54,110
BNDES Project IX - Sub A (Compass)	IPCA + 5.74%	(292,893)	(291,576)	(287,962)	19,222	22,242
BNDES Project IX - Sub A (Compass)	IPCA + 5.74%	(188,050)	(186,576)	(184,883)	9,574	10,864
BNDES Project IX - Sub B (Compass)	IPCA + 6.01%	(301,483)	(299,933)	(295,695)	20,339	23,999
Debenture 4th issue - 3rd Series (Compass)	IPCA + 7.36%	—	—	(41,436)	—	718
Debenture 9th issue - 1st Series (Compass)	IPCA + 5.12%	(500,000)	(575,279)	(512,946)	75,823	88,728
Debenture 9th issue - 2nd Series (Compass)	IPCA + 5.22%	(500,000)	(530,740)	(466,173)	120,271	133,379
Debenture 11th issue - 1st Series (Compass)	IPCA + 6.38%	(750,000)	(757,552)	(685,420)	58,101	72,780
Debenture 11th issue - 2nd Series (Compass)	IPCA + 6.45%	(750,000)	(739,987)	(662,782)	68,957	85,912
Debenture 12th issue – Single series (Compass)	IPCA + 7.17%	(600,000)	(619,902)	(588,142)	(18,877)	(10,096)
Debenture 2nd issue – Single series (Compass)	IPCA + 7.44%	(800,000)	(881,057)	—	3,057	—
Debentures (Rumo)	IPCA + 4.68%	(60,000)	(169,600)	(248,085)	(473)	(59,916)
Debentures (Rumo)	IPCA + 4.50%	(600,000)	(788,138)	(755,061)	(63,542)	(96,457)
Total			(7,047,651)	(6,011,207)	382,573	368,990

			Book value
	Index	Notional	December 31, 2025	December 31, 2024
FX rate risk
Derivatives instruments
PPE (Moove)	CDI + 0.79%	100,000	10,069	66,125
NCE (Moove)	CDI + 0.60%	50,000	(9,119)	42,006
NCE (Moove)	CDI + 0.50%	50,000	(2,295)	—
Swap Senior Notes 2027 (Cosan Luxembourg)	BRL + 114.66% CDI	—	—	217,523
FX and interest rate swap (Rumo)	BRL + 108% CDI	12,685	6,000	12,253
Scotiabank 2022 (Compass)	CDI + 1.20%	—	—	95,971
Scotiabank 2023 (Compass)	CDI + 1.30%	749,310	69,736	169,185
BNP Paribas 2024 (Compass)	CDI + 1.30%	—	—	55,805
Total			74,391	658,868

Interest rate risk and inflation
Derivatives instruments
BNDES Projects VI and VII (Compass)	87.50% CDI	78,110	(3,048)	(3,332)
BNDES Project VIII (Compass)	82.94% CDI	616,366	(42,744)	(39,834)
BNDES Project IX (Compass)	98.90% CDI	540,992	33,502	1,394
BNDES Project IX - Sub A (Compass)	95.55% CDI	292,893	1,745	(14,383)
BNDES Project IX - Sub A (Compass)	92.35% CDI	188,050	783	(8,929)
BNDES Project IX - Sub B (Compass)	98.49% CDI	301,483	1,149	(15,994)
Debenture 4th issue - 3rd Series (Compass)	112.49% CDI	—	—	3,203
Debenture 9th issue - 1st Series (Compass)	109.20% CDI	500,000	37,108	5,192
Debenture 9th issue - 2nd Series (Compass)	110.60% CDI	500,000	(7,512)	(39,535)
Debenture 11th issue - 1st Series (Compass)	100.45% CDI	750,000	(37,594)	(71,755)
Debenture 11th issue - 2nd Series (Compass)	99.70% CDI	750,000	(48,653)	(84,963)
Debenture 12th issue – Single series (Compass)	95.66% CDI	600,000	44,360	10,424
Debenture 2nd issue – Single series (Compass)	97.40% CDI	800,000	(14,363)	—
Debentures (Rumo)	107% CDI	60,000	24,126	60,419
Debentures (Rumo)	103% CDI	600,000	179,919	130,505
Total			168,778	(67,588)

Schedule of cash flow hedge

The impact of items protected by hedge accounting on the statement of financial position is presented below:

					Carrying amount
	Subsidiary	Risk	Unit	Nocional	December 31, 2025	December 31, 2024
Financial instrument
Future	Edge	Price	BRL	2,596	(4,654)	—
Leasing	TRSP	Exchange	BRL	3,409,281	(208,509)	(446,224)
Swap exchange rate and interest	Rumo	Exchange	BRL	1,044,127	(109,510)	—
Total					(322,673)	(446,224)
(-) Deferred tax					109,709	151,716

The effect of cash flow hedging on the income statement and other comprehensive income is shown below:

				Write-offs		Ineffectiveness
	Subsidiary	Balance as of January 1, 2025	Designation	Net sales	Cost of sales	Financial results	Balance as of December 31, 2025
Financial instrument
Future	Edge	—	(17,742)	—	9,027	4,061	(4,654)
Leasing	TRSP	(446,224)	224,319	11,666	—	1,730	(208,509)
Swap exchange rate and interest	Rumo	—	(169,196)	—	59,686	—	(109,510)
Total		(446,224)	37,381	11,666	68,713	5,791	(322,673)

Summary of Trade Receivables
	Consolidated
	December 31, 2025	December 31, 2024
Domestic market	3,099,186	3,220,315
Unbilled receivables (i)	760,602	853,993
Foreign market - foreign currency	79,358	134,127
	3,939,146	4,208,435
Expected credit losses	(269,983)	(212,701)
	3,669,163	3,995,734

Current	3,520,278	3,730,364
Non-current	148,885	265,370
	3,669,163	3,995,734

(i)	Unbilled revenue refers to the estimated portion of gas supply and sales for the month, for which measurement and billing have not yet been carried out, but which has already been recorded in the balance sheet for accrual purposes.

Summary of Ageing analysis of Trade Receivables

The aging of accounts receivable is as follows:

	Consolidated
	December 31, 2025	December 31, 2024
Not due	3,393,659	3,615,094
Overdue
Until 30 days	224,168	280,392
From 31 to 60 days	44,869	74,817
From 61 to 90 days	28,226	27,198
More than 90 days	248,224	210,934
Expected credit losses	(269,983)	(212,701)
	3,669,163	3,995,734

Summary of Changes in Allowance for Doubtful Accounts

The changes in expected credit losses are as follows:

Consolidated
Balance as of January 1, 2024	(161,108)
Business combination	(17,606)
Additions/reversals	(54,882)
Write-offs	20,895
Balance as of December 31, 2024	(212,701)
Business combination	(715)
Additions/reversals	(94,974)
Foreign exchange variation	1,253
Write-offs	37,154
Balance as of December 31, 2025	(269,983)

Summary of Receivables from and Payables to Related Parties

a) Trade receivable and payable with related parties:

	Consolidated
	December 31, 2025	December 31, 2024
Current assets
Commercial operations
Raízen S.A. and its subsidiaries	70,001	72,518
CLI Sul S.A.	14,431	19,458
Termag - Terminal Marítimo de Guarujá S.A.	14,286	14,286
Associação Gestora da Ferrovia Internado Porto de Santos (AG-FIPS)	49,397	36,985
Radar Gestão de Investimentos S.A.	1,299	565
Other	501	6,373
	149,915	150,185
Financial operations
Raízen S.A. and its subsidiaries (i)	49,634	45,173
Other	—	1,705
	49,634	46,878
Total current assets	199,549	197,063

Non-current assets
Commercial operations
Termag - Terminal Marítimo de Guarujá S.A.	8,333	21,438
	8,333	21,438
Financial operations
Raízen S.A. and its subsidiaries (i)	—	26,920
Ligga S.A.	—	154,468
CLI Sul S.A.	12,000	—
Other	15	—
	12,015	181,388
Total non-current assets	20,348	202,826
Related parties receivables	219,897	399,889

	Consolidated
	December 31, 2025	December 31, 2024
Current liabilities
Commercial operations
Raízen S.A. and its subsidiaries	164,788	303,656
Termag - Guarujá Maritime Terminal S.A.	95	8,149
Association for the Management of the Internal Railway of the Port of Santos (AG-FIPS)	43,607	45,119
Other	315	1,932
	208,805	358,856
Financial and corporate operations
Raízen S.A. and its subsidiaries (i)	111,548	57,554
Other	563	—
	112,111	57,554
Total current liabilities	320,916	416,410

Non-current liabilities
Commercial operations
Other	88	—
	88	—
Financial operations
Raízen S.A. and its subsidiaries (i)	1,078	1,078
	1,078	1,078
Total non-current liabilities	1,166	1,078

Payables to related party	322,082	417,488

(i)

The current and non-current assets receivable by Raízen S.A. and its subsidiaries are substantially tax credits that will be reimbursed to the Company when realized.

Current liabilities represent reimbursements to Raízen S.A. and its subsidiaries for expenses related to legal disputes and other liabilities incurred before the formation of the joint venture, and which are the responsibility of Cosan S.A.

Summary of Related Party Transactions

b) Transactions with related parties:

	Consolidated
	Years ended on December 31,
	2025	2024	2023
Operating income
Raízen S.A. and its subsidiaries (i)	583,567	1,294,971	974,612
CLI Sul S.A.	12,629	12,375	15,434
Other	1,183	46,350	56,000
	597,379	1,353,696	1,046,046
Purchase of products / inputs / services
Raízen S.A. and its subsidiaries (i)	(2,475,506)	(3,129,874)	(2,251,896)
Termag - Guarujá Maritime Terminal S.A.	(49,835)	—	(74,785)
Other	—	(4,544)	(68,536)
	(2,525,341)	(3,134,418)	(2,395,217)
Shared income (expenses)
Raízen S.A. and its subsidiaries	(97,702)	(30,156)	(83,054)
Association for the Management of the Internal Railway of the Port of Santos (AG-FIPS)	(134,820)	—	—
Other	118	(22)	(755)
	(232,404)	(30,178)	(83,809)
Financial results
Raízen S.A. and its subsidiaries	(22,197)	—	—
Ligga S.A.	10,410	—	—
Other	—	4,808	—
	(11,787)	4,808	—
Total	(2,172,153)	(1,806,092)	(1,432,980)

(i)	The amount refers substantially to the purchase of fuels and the provision of logistics transport services by the subsidiary Rumo.

Summary of Officers' and Directors' Compensation

Below we present the results for the consolidated results:

	Consolidated
	Years ended on December 31,
	2025	2024	2023
Short-term employee and key management benefits	196,334	175,487	207,026
Share based compensation	37,492	67,569	97,510
Post-employment benefits	2,642	2,369	60,781
Employment termination benefits	—	1,645	2,888
Other long-term benefits	9,545	5,981	—
Total	246,013	253,051	368,205

Summary of carrying amounts of trade payables

The supplier balances are presented below:

	Consolidated
	December 31, 2025	December 31, 2024
Material and services suppliers	3,284,618	4,205,516
Natural gas / transport and logistics suppliers	812,884	982,333
	4,097,502	5,187,849

Current	4,078,511	5,168,593
Non-current	18,991	19,256
Total	4,097,502	5,187,849

Schedule of changes in net sector financial asset (liability)

The movement of net Sectorial financial assets (liabilities) was as follows:

	Sectorial Assets	Sectorial Liabilities (iv)	Total
Balance as of January 1, 2024	548,700	(1,810,698)	(1,261,998)
Cost of gas (i)|(ii)	(12,437)	(2,210)	(14,647)
Tax credits	—	(65,710)	(65,710)
Monetary adjustment (iii)	71,981	(161,621)	(89,640)
IGP-M deferral	117,418	—	117,418
Business combination	5,980	—	5,980
Balance as of December 31, 2024	731,642	(2,040,239)	(1,308,597)
Cost of gas (i)	(51,483)	(38,931)	(90,414)
Tax credits	—	(29,025)	(29,025)
Residential deferral (iv)	52,092	—	52,092
Monetary adjustment (ii)	45,821	(157,066)	(111,245)
IGP-M deferral (v)	(49,118)	—	(49,118)
Balance as of December 31, 2025	728,954	(2,265,261)	(1,536,307)

Current	338,332	(96,719)	241,613
Non-current	390,622	(2,168,542)	(1,777,920)
Total	728,954	(2,265,261)	(1,536,307)

(i)	This refers to the cost of purchased gas compared to the cost included in the tariffs, fully classified as a current asset, since the regulator's decision provides for tariff recovery on an annual basis for residential and commercial customer categories and quarterly for other customer categories.
(ii)	On April 24, 2025, AGERGS, through DRE No. 79/2025, approved the following issues related to the tariff review for the 2024 fiscal year: (i) Inclusion of IRPJ and CSLL in the gross margin calculation; and (ii) Recalculation of the retroactive payment. Based on the reassessment of these issues, Sulgás recognized an impact on its short-term Sectorial financial assets in the amount of R$ 93,060.
(iii)	Monetary adjustment on the gas current account and late payment credit, basis on the SELIC rate.
(iv)	According to ARSESP Resolution No. 1,709, of September 9, 2025, the individual residential segment had reduced margins applied, replacing those originally foreseen for the new tariff cycle, until December 9, 2026. Due to these reduced tariffs, the Company began to record in its accounting the deferral related to the difference between the tariffs charged to users and those defined in the tariff schedule of the ordinary review. This difference will be added to the tariffs in effect from December 10, 2026.
(v)	Appropriation of the IGP-M deferral for residential and commercial customer categories, recognized in non-current assets, according to ARSESP Resolution No. 1,162 of May 26, 2021 and the 7th Addendum to the Comgás Concession Contract on October 1, 2021. As of ARSESP Resolution No. 1,709, of September 9, 2025, said deferral has been included in the tariff charged to customers and will be amortized until the end of the current tariff cycle.

Summary of carrying amounts and fair value of financial assets and financial liabilities

The carrying amounts of short-term financial assets and liabilities do not differ significantly from their fair value. The carrying amounts and fair value of consolidated assets and liabilities are as follows:

		Carrying amount		Assets and liabilities measured at fair value
		December 31, 2025	December 31, 2024	December 31, 2025			December 31, 2024
	Note			Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Investments funds	5.2	2,525,668	2,122,442	—	2,525,668	—	—	2,122,442	—
Marketable securities	5.3	2,992,593	3,386,301	307,177	2,685,416	—	—	3,386,301	—
Other financial assets		5,805	4,495	5,805	—	—	4,495	—	—
Investment properties (i)	11.5	18,221,781	16,818,919	—	—	18,221,781	—	—	16,818,919
Derivative financial instruments	5.6	2,267,108	3,799,328	—	2,267,108	—	—	3,799,328	—
Total		26,012,955	26,131,485	312,982	7,478,192	18,221,781	4,495	9,308,071	16,818,919
Liabilities
Loans, borrowings and debentures (ii)	5.4	(64,227,131)	(66,455,426)	—	(64,136,362)	—	—	(28,294,034)	—
Derivative financial instruments	5.6	(2,680,669)	(3,470,204)	—	(2,680,669)	—	—	(3,470,204)	—
Other accounts payable (iii)		(11,854)	(12,362)	—	—	(11,854)	—	—	(12,362)
Total		(66,919,654)	(69,937,992)	—	(66,817,031)	(11,854)	—	(31,764,238)	(12,362)

(i)	The fair value of the investment properties was determined basis on the direct comparative method of market data applied to transactions with similar properties (type, location, and quality of property) and, to some extent, based on sales quotations for potential transactions with comparable assets (level 3). The methodology used in determination the fair value takes into account direct comparisons of market information, such as market research, homogenization of values, spot market prices, sales, distances, facilities, land access, topography and soil, land use (type of crop), and rainfall level , among other data, in accordance with the standards issued by the Brazilian Association of Technical Standards (“ABNT”). The discount rate used was 9.25% per annum on December 31, 2025 (6.06% per annum to 10.40% per annum on December 31, 2024).
(ii)	On December 31, 2024, the fair value of the Company´s loans does not differ significantly from their carrying value except for the debts that are designated at fair value through profit or loss.
(iii)	This refers to the contingent consideration (earn-out) negotiated in the acquisition process of the indirect subsidiary Biometano Verde Paulínia, measured at fair value using a assessment technique based on the present value of expected cash flows. The measurement considers the monetary restatement stipulated in the contract.

Summary of Market Value of Senior Notes that are listed on Luxembourg Stock Exchange
Debts	Company	December 31, 2025	December 31, 2024
Senior Notes due 2028	Rumo Luxembourg S.à rl	99.98%	97.32%
Senior Notes due 2032	Rumo Luxembourg S.à rl	92.04%	84.30%
Senior Notes due 2027 (i)	Cosan Luxembourg S.A.	—	99.63%

(i)	The debt was settled on March 14, 2025. For more information, see Note 2.2.2.

Schedule of exposure to financial risks
Risk	Exposure	Measurement	Management
Market Risk – exchange rate	i. Future commercial transactions. ii. Recognized financial assets and liabilities not denominated in Reais.	i. Cash flow forecasting ii. Sensitivity analysis.	Foreign currency.
Market Risk – interest rates	Cash and cash equivalents, marketable securities, loans, borrowings and debentures, leases and derivatives financial instruments.	Sensitivity analysis.	Interest rate swap.
Market Risk – price	i. Future business transactions. ii. Investments in securities.	i. Projected cash flow. ii. Sensitivity analysis.	i. Commodity futures price. ii. Hedging derivative for both appreciation and depreciation of shares.
Credit risk	Cash and cash equivalents, marketable securities, accounts receivable, derivatives, accounts receivable from related parties, dividends and investment properties.	i. Analysis by maturity. ii. Credit ratings.	Available funds and lines of credit.
Liquidity risk

Loans, borrowings and debentures, accounts payable to suppliers, other financial liabilities, REFIS (Special Tax Regularization Program), leases, derivatives, accounts payable to related parties and dividends.

		Cash flow forecasting	Available funds and lines of credit.

Schedule of net exposure to the exchange rate variations on assets and liabilities denominated in U.S. dollar and Euro

The Company presents the following net exposure to foreign exchange variation for assets and liabilities denominated in US dollars, euros and British pounds, for companies with real functional currency.

	December 31, 2025	December 31, 2024
Cash and cash equivalents	649,107	1,861,070
Marketable securities	97,005	—
Trade receivable	71,555	35,807
Trade payables	(417,312)	(691,312)
Loans, borrowings and debentures	(15,949,122)	(24,263,167)
Lease	(2,043,650)	(2,121,304)
Consideration payable	(195,057)	(246,256)
Derivative financial instruments (notional)	14,851,873	22,576,441
Foreign exchange exposure, net	(2,935,601)	(2,848,721)

Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates Impact on Profit Loss

The likely scenario considers the estimated exchange rates at the maturity of the transactions, as presented below:

			Scenarios
Instrument	Risk factor	Probable	25%	50%	(25%)	(50%)
Cash and cash equivalents	Low FX rate	850	159,574	318,297	(157,873)	(316,597)
Marketable securities	Low FX rate	(42)	24,113	48,268	(24,197)	(48,352)
Trade receivable	Low FX rate	(23)	17,754	35,457	(18,066)	(35,813)
Trade payables	High FX rate	124	(103,403)	(206,380)	103,433	206,733
Loans, borrowings and debentures	High FX rate	6,720	(3,982,846)	(7,969,185)	3,986,877	7,973,216
Lease	High FX rate	894	(509,795)	(1,020,484)	511,583	1,022,272
Consideration payable	High FX rate	85	(48,658)	(97,401)	48,828	97,571
Derivative financial instruments (notional)	Low FX rate	119,237	3,776,424	7,625,727	(4,245,617)	(7,943,997)
Impacts on profit or loss before taxes		127,499	(470,764)	(873,209)	8,203	561,849
Impacts on other comprehensive income		346	(196,073)	(392,492)	196,765	393,184

Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates
	Exchange rate sensitivity analysis
	December 31, 2025	Scenarios
		Probable	25%	50%	(25%)	(50%)
U.S.$	5.5024	5.5000	6.8750	8.2500	4.1250	2.7500
Euro	6.4692	6.5450	8.1813	9.8175	4.9088	3.2725
GBP	7.4112	7.5350	9.4188	11.3025	5.6513	3.7675

Summary of sensitivity analysis on interest rates on loans and financing which impacts on profit or loss

The following is a sensitivity analysis of interest rates on loans and borrowings, leasing, and other liabilities, with a counterpart to investments in CDI), with increases and reductions of 25% and 50%, before taxes:

		Scenarios
Interest rate exposure	Probable	25%	50%	(25%)	(50%)
Cash and cash equivalents	3,576,657	4,470,822	5,364,985	2,682,494	1,788,328
Marketable securities	352,503	440,663	528,754	264,412	176,251
Restricted cash	30,755	38,444	46,133	23,066	15,378
Lease and concession in installments	(109,119)	(136,439)	(163,678)	(81,879)	(54,559)
Leases liabilities	(507,078)	(523,354)	(539,617)	(490,814)	(474,517)
Derivative financial instruments	(2,911,889)	(3,451,774)	(4,243,945)	(1,489,407)	(481,098)
Loans, borrowings and debentures	(4,138,321)	(4,991,523)	(5,964,416)	(3,095,361)	(2,132,787)
Other financial liabilities	(136,118)	(170,147)	(204,177)	(102,088)	(68,059)
Put option liability on subsidiary shares	(632,368)	(787,705)	(938,046)	(487,023)	(336,682)
Liability from financing secured by shares	(447,736)	(555,305)	(660,524)	(344,867)	(239,649)
Impacts on profit or loss before taxes	(4,922,714)	(5,666,318)	(6,774,531)	(3,121,467)	(1,807,394)

Summary of probable scenario considers the estimated interest rate

The likely scenario considers the estimated interest rate, calculated by a specialized third party and the Central Bank of Brazil ("BACEN"), as presented below:

		Scenarios
	Probable	25%	50%	(25%)	(50%)
SELIC	13.54%	16.93%	20.31%	10.16%	6.77%
CDI	13.44%	16.80%	20.16%	10.08%	6.72%
TJLP462 (TJLP + 1% p.a.)	9.90%	12.13%	14.35%	7.68%	5.45%
TJLP	8.90%	11.13%	13.35%	6.68%	4.45%
IPCA	4.12%	5.15%	6.18%	3.09%	2.06%
IGPM	3.81%	4.76%	5.71%	2.86%	1.90%
Fed Funds	3.00%	3.75%	4.50%	2.25%	1.50%
SOFR	2.74%	3.43%	4.12%	2.06%	1.37%
CPI	2.60%	3.25%	3.90%	1.95%	1.30%

Summary of positions in natural gas derivatives
		Scenarios
Instrument	Risk factor	Exposure	25%	50%	(25%)	(50%)
Commodity derivative	Price Change in US$ / bbl	8,610	1,042	2,084	(1,042)	(2,084)

Summary of sensitivity analysis on impacts of intrinsic values of the options as shares appreciate or depreciate
		Scenarios
Instrument	Interest	Probable	25%	50%	(25%)	(50%)
VALE3 (Call Spread)	1.34%	119,314	263,316	453,659	(12,028)	(36,900)

Summary of sensitivity analysis considers the closing price of the shares

Sensitivity analysis considers the closing price of the shares, as shown below:

		Scenarios
Instrument	Probable	25%	50%	(25%)	(50%)
TRS CSAN3	(377,969)	106,527	212,253	(105,726)	(212,253)
Value of the share (CSAN3)	5.32	5.32	7.98	3.99	2.66

Summary of Credit Risk
	December 31, 2025	December 31, 2024
Cash and cash equivalents	27,243,683	16,903,542
Trade receivables	3,669,163	3,995,734
Marketable securities	2,685,417	3,386,301
Restricted cash	228,768	174,303
Financial guarantees	2,620,840	2,761,254
Derivative financial instruments	2,267,108	3,799,328
Receivables from related parties	219,897	399,889
Receivable dividends and interest on equity	35,410	153,548
Other financial assets	5,805	4,495
Total	38,976,091	31,578,394

Summary of Credit Risk Rating
	December 31, 2025	December 31, 2024
AAA	23,289,686	22,706,407
AA	9,037,928	803,935
A	—	571,942
Not rated	97,362	181,190
Total	32,424,976	24,263,474

Summary of financial liabilities by due dates based on undiscounted cash flows contracted

The Company's financial liabilities, classified by maturity dates (basis on contracted undiscounted cash flows), are as follows:

	December 31, 2025					December 31, 2024
	Up to 1 year	From 1 to 2 years	From 2 to 5 years	Over 5 years	Total	Total
Loans, borrowings and debentures	(7,374,410)	(9,748,954)	(43,246,192)	(58,220,334)	(118,589,890)	(64,570,345)
Trade payables	(4,078,511)	(18,991)	—	—	(4,097,502)	(10,670,813)
Other financial liabilities	(1,096,884)	—	—	—	(1,096,884)	(770,103)
Installment of tax debts	(14,977)	(10,428)	(1,995)	(228,318)	(255,718)	(454,885)
Leases	(1,099,642)	(1,078,819)	(1,292,243)	(20,529,560)	(24,000,264)	(20,948,336)
Lease and concession in installments	(233,582)	(229,938)	(454,126)	(188,480)	(1,106,126)	(1,281,108)
Payables to related parties	(320,916)	(1,166)	—	—	(322,082)	(416,410)
Dividends payable	(226,484)	—	—	—	(226,484)	(96,722)
Consideration payable	(9,629)	(9,629)	(31,089)	(104,964)	(155,311)	(185,622)
Derivative financial instruments	(3,019,375)	(1,221,626)	(979,747)	13,021,596	7,800,848	6,528,439
Sectorial financial liabilities (i)	(96,719)	—	—	—	(96,719)	(64,718)
Put option liability on subsidiary shares	—	—	—	(4,000,000)	(4,000,000)	—
Liability from financing secured by shares	—	(3,225,338)	—	—	(3,225,338)	—
	(17,571,129)	(15,544,889)	(46,005,392)	(70,250,060)	(149,371,470)	(92,930,623)

Changes in put option liability on subsidiary shares
December 31, 2025
Balance as of January 1, 2025	—
Addition	4,000,000
Cost of raising capital	(157,684)
Interest rate update	2,332
Balance as of December 31, 2025 (Note 2.1.10)	3,844,648

TRS [Member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Summary of sensitivity analysis on interest rates on loans and financing which impacts on profit or loss

Part of the value presented in derivatives financial instruments corresponds to the Total Return Swap (TRS):

		Scenarios
Interest rate exposure	Probable	25%	50%	(25%)	(50%)
Derivative financial instruments	(48,816)	(61,038)	(73,224)	(36,630)	(24,408)